Fair Value (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of liability measured at fair value

	Carrying
	Amount	Fair Value Measurement
	Fair Value	(Level 1)	(Level 2)	(Level 3)

December 31, 2020

Commitment Fee	$577,000	$—	$—	$577,000

Schedule of Assumptions

Probability of a Going Public Transaction	50.0%
Volatility	58.5%
Stock price of public company at the time of measurement	$0.627
Date of a Going Public Transaction	April 30, 2021
Pro-forma common shares outstanding at Going Public Transaction date	52,077,000

Schedule Of Fair Value Market

	June 30, 2021	December 31, 2020	Fair Value Hierarchy

Commitment Fee	$19,428,927	$577,000	Level 3

Schedule Of Inputs And Assumptions

Probability of a Going Public Transaction	90.0%
Volatility	50.6%
Stock price of public company at the time of measurement	$6.14
Date of a Going Public Transaction	July 31, 2021
Pro-forma common shares outstanding at Going Public Transaction date	23,366,319

Significant inputs and assumptions used in the valuation model as of December 31, 2020 are as follows:

Probability of a Going Public Transaction	50.0%
Volatility	58.5%
Stock price of public company at the time of measurement	$0.63
Date of a Going Public Transaction	April 30, 2021
Pro-forma common shares outstanding at Going Public Transaction date	52,077,000